Significant Customers (Details Narrative) (Southwestern Montana Financial Center, Inc.) - Southwestern Montana Financial Center, Inc. [Member] - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Carrier One [Member]
Concentration of risk percentage	49.00%	63.00%
Insurance Carrier Two [Member]
Concentration of risk percentage	21.00%	16.00%